Related Party Transactions (Details) - Schedule of related parties with whom the group conducted significant transactions and relationship	12 Months Ended
Jun. 30, 2021
Mr. Yu Haifeng [Member]
Related Party Transactions (Details) - Schedule of related parties with whom the group conducted significant transactions and relationship [Line Items]
Relationship	Controlling shareholder and Chairman of the Group CEO of the Group until September 20, 2019
Fanhua Inc. [Member]
Related Party Transactions (Details) - Schedule of related parties with whom the group conducted significant transactions and relationship [Line Items]
Relationship	Shareholder of Puyi since September 2018 who has approximately 4.5% of Puyi and shares a common director with Puyi
Fanhua Lianxing Insurance Sales Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of related parties with whom the group conducted significant transactions and relationship [Line Items]
Relationship	Subsidiary of Fanhua Inc.
Tibet Zhuli Investment Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of related parties with whom the group conducted significant transactions and relationship [Line Items]
Relationship	Subsidiary of Fanhua Inc.
Mr. Tang Jianping [Member]
Related Party Transactions (Details) - Schedule of related parties with whom the group conducted significant transactions and relationship [Line Items]
Relationship	Minority shareholder of Zhonghui, who holds its 48% shares. As we disposed Zhonghui in December 2020, Mr. Tang Jianping was not our related party since then.
Shenzhen Taozhan Trade Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of related parties with whom the group conducted significant transactions and relationship [Line Items]
Relationship	Mr. Tang Jianping’s wife holds its 48% shares. As we disposed Zhonghui in December 2020, this entity was not our related party since then.
Red Lake Yongjin No.1 (Shenzhen) Investment LLP [Member]
Related Party Transactions (Details) - Schedule of related parties with whom the group conducted significant transactions and relationship [Line Items]
Relationship	A vehicle controlled by Mr. Tang Jianping by April 2020 and managed by the Group thereafter. As we disposed Zhonghui in December 2020, this entity was not our related party since then.
Shenzhen Red Lake Shengchuang Investment LLP [Member]
Related Party Transactions (Details) - Schedule of related parties with whom the group conducted significant transactions and relationship [Line Items]
Relationship	Ultimately controlled by Mr. Tang Jianping. As we disposed Zhonghui in December 2020, this entity was not our related party since then.
Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd. [Member]
Related Party Transactions (Details) - Schedule of related parties with whom the group conducted significant transactions and relationship [Line Items]
Relationship	Mr. Tang Jianping is the executive partner of this entity. As we disposed Zhonghui in December 2020, this entity was not our related party since then.